Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Series A Preferred Stock	Jun. 30, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	150,000,000	150,000,000	150,000,000	40,000,000	4
Preferred stock, shares issued				39,441,458	3
Preferred stock, shares outstanding				39,441,458	3
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	89,184,664	29,502,750	28,730,900
Common stock, shares outstanding	89,184,664	29,502,750	28,730,900